Employee Benefits - Assumption of Black-Scholes Option Valuation of Fair Value of Company's Stock Options (Detail) - € / shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation Related Costs [Abstract]
Weighted average share price (in EUR)		€ 88.1	€ 65.0	€ 60.6
Volatility (in percentage)		28.70%	23.50%	27.00%
Expected life (in years)		5 years 7 months	5 years 7 months	5 years 7 months
Risk free interest rate		0.00%	0.50%	0.80%
Expected dividend yield (in EUR)		€ 2.52	€ 2.25	€ 2.00
Forfeiture rate	[1]	0.00%	0.00%	0.00%

[1]	For the years ending December 31, 2015, 2014 and 2013, forfeitures are estimated to be nil.